Derivative Instruments and Hedging Activities - Effect on Accumulated Other Comprehensive Income (Details)	3 Months Ended
Mar. 31, 2020 USD ($)
Derivative Instruments and Hedging Activities
Amount of Gain or (Loss) Recognized in OCI on Derivative	$ 10,709,835
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income	$ 707,381